Schedule of convertible loan from third parties (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Short-Term Debt [Line Items]
Convertible loan	$ 1,746	$ 2,303	$ 5,094
Debt issuance cost	(11)	(15)	(106)
Convertible loan, current	(1,746)	(2,303)
Convertible loan, Noncurrent			5,094
Noteholders [Member]
Short-Term Debt [Line Items]
Convertible loan	279	368
Third Parties [Member]
Short-Term Debt [Line Items]
Convertible loan	$ 1,478	$ 1,950	$ 5,200